Share-Based Payments (Details) - Schedule of Share Option Outstanding - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Shares Option Outstanding [Abstract]
Opening balance as of January 1,	1,070,999	851,985
Granted during the year	217,001	219,014
Exercised during the year	(555,487)
Ending shares option as of December 31,	732,513	1,070,999